Related Party Balances and Transactions (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Jie Zhao [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party		$ 4,850,000	$ 13,000,000	$ 14,581,993
Repayment of debt		743,306	$ 129,474,000	$ 14,826,000
Shanghai Junei Internets Co [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party		75,500,000
Repayment of debt	¥ 91,500,000	14,023,203
Additionally borrowed from related party	¥ 96,300,000	$ 14,758,847
Annual interest rate	7.00%	7.00%
Interest expense related to loan, included in finance expense	¥ 2,281,611	$ 349,678
Loan due period, description	The loan has an annual interest rate of 7% and is due in 2021 and 2022.	The loan has an annual interest rate of 7% and is due in 2021 and 2022.